Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt
Paycheck Protection Program Loan
On February 24, 2021 and May 5, 2020, the Company received loans (“PPP Loans”) from US Bank in the amounts of $1,158,265 (“Loan 2”) and $1,158,266 (“Loan 1”), respectively, to fund payroll, rent and utilities through the Paycheck Protection Program (“PPP”). Original loan terms were revised by the PPP Flexibility Act of 2020. Under the terms of the PPP, up to 100% of the loan and related interest was forgivable if the proceeds were used for covered expenses and certain other requirements related to wage rates were met. For Loan 1, the Company applied for forgiveness on June 7, 2021, and received forgiveness of $873,151 in principal and $9,823 in interest from the Small Business Administration (“SBA”) on June 14, 2021. For Loan 2, the Company applied for forgiveness on November 9, 2021, and received forgiveness of $930,246 in principal and $6,822 in interest on November 15, 2021.
The remaining balance of Loan 1 of $285,115 is payable in monthly installments of $6,400, including interest at 1%, beginning August 5, 2021, with the final payment due May 5, 2025. As of September 30, 2024, the total principal outstanding under Loan 1 was $51,008, all of which was current. As of December 31, 2023, the total principal outstanding under Loan 1 was $107,979, of which $76,058 was current and $31,921 was noncurrent.
The remaining balance of Loan 2 of $228,019 is payable in monthly installments of $4,605, including interest at 1%, beginning December 27, 2021, with the final payment due February 27, 2026. As of September 30, 2024, the total principal outstanding under Loan 2 was $77,691, of which $54,725 was current and $22,966 was noncurrent.
As of December 31, 2023, the total principal outstanding under Loan 2 was $118,369, of which $54,308 was current and $64,061 was noncurrent.
Interest expense for Loan 1 and Loan 2 for the three months ended September 30, 2024 and 2023 was $384 and $716, respectively. Interest expense for Loan 1 and Loan 2 for the nine months ended September 30, 2024 and 2023 was $1,397 and $2,377, respectively.
The SBA may undertake a review of a loan of any size during the six-year period following forgiveness or repayment of the loan. The review may include the loan forgiveness application, as well as whether the Company received the proper loan amount. The timing and outcome of any SBA review is not known.
Convertible Notes Payable
In June 2021, the Company entered into a convertible promissory note agreement (the “Note”) with USCG for advances of up to $10,000,000. The Company could have made advances on the Note up to six months after the inception of the Note unless extensions for advances were mutually agreed between both parties. The Note bore interest at 12% per annum on any amounts drawn with a maturity date of July 6, 2024. The Note was collateralized by all assets of the Company and was guaranteed by QT Labs. The terms of the Note include non-financial covenants and, as of March 4, 2024 when the Note converted, the Company was in compliance with those covenants. Through December 31, 2023, the Company issued warrants in connection with the note to purchase a total of 5,091 shares of common stock which 3,540 shares are exercisable at a price of $12.40 per share and 1,551 shares are exercisable at a price of $11.67 per share. The fair value of the warrants, along with financing fees, were recorded as debt issuance costs and presented in the condensed consolidated balance sheets as a deduction from the carrying amount of the Note. On March 4, 2024, these warrants were terminated in accordance with the Business Combination Agreement.
The Note was convertible, at the Company’s option, before the Note matured upon the closing of a single transaction or a series of transactions with a minimum of $15,000,000 of cash proceeds raised in the aggregate. If elected, the conversion price is 90% of the price per share in the qualified financing. Management assessed whether the embedded features in the Note should have been bifurcated from the debt host and concluded that none of the features required to be accounted for separately from the debt instrument.
In November 2023 and in connection with the Fourth Amendment and issuance of the senior secured convertible promissory note to US Capital as part of the Securities Purchase Agreement as described below (the “US Capital Note”), the outstanding loan balances of the Note of $2,495,000 with accrued interest of $635,854 were considered extinguished. In November 2023, the Company recorded $376,086 as a loss on extinguishment in other income (expense), net in the condensed consolidated statements of operations and comprehensive loss, and includes a commission paid of $20,000, remaining unamortized debt issuance costs on the Note of $32,828 and the fair value of warrants to purchase 16,320 shares of common stock of $156,505.
As of December 31, 2023, the total Note and US Capital Note balance was $3,294,659 net of unamortized debt issuance costs of $36,194, and accrued interest of $50,037. Interest expense, including amortization of debt issuance costs, for the three and nine months ended September 30, 2024 was $0 and $88,692, respectively. Interest expense, including amortization of debt issuance costs, for the three and nine months ended September 30, 2023 was $86,238 and $256,253, respectively.
On March 4, 2024, the Note principal and related accrued interest balance of $3,233,388 and the US Capital Note principal balance of $200,000 was converted into 359,266 and 100,000 shares of common stock, respectively. Additionally, warrants to purchase 16,320 shares of the Company's common stock were net settled into 5,594 shares of common stock.
Bridge Loan
In November 2023, the Company entered into a Securities Purchase Agreement and raised a private secured convertible bridge financing in the aggregate amount of $1,000,000 (“Bridge Loan”) from five investors (“Bridge Lenders”). Each Bridge Loan of $200,000 bore no interest but had a cash option value at the date of maturity of
120%, or $240,000, of the Bridge Loan at each Bridge Lender’s option. The maturity date was the closing date of the Business Combination as defined in Note 1. The Bridge Loan conversion price was at $2.00 per share on a post-business combination. On March 4, 2024, four of the five Bridge Loan holders elected the cash option and were paid an aggregate of $960,000 on the Merger Date. Interest expense related to the payment premium was $0 and $160,000 for the three and nine months ended September 30, 2024, respectively.
As of September 30, 2024, there was no amount outstanding for the Bridge Loan. As of December 31, 2023, the outstanding amount of the Bridge Loan, excluding the US Capital Note, was $774,337, net of unamortized debt issuance costs of $25,663. Interest expense from the amortization of debt issuance costs for the three and nine months ended September 30, 2024 was $0 and $25,663, respectively.
Yorkville Pre-Paid Advance
On March 4, 2024, the Company received the Pre-Paid Advance of $10,000,000 from Yorkville and issued Yorkville the Yorkville Note in the amount of $10,000,000 for such Pre-Paid Advance that was originally due 15 months from the date of issuance, and interest shall accrue on the outstanding balance of the Yorkville Note at an annual rate equal to 6%, subject to an increase to 18% upon an event of default as described in the Yorkville Note. The Yorkville Note is convertible by Yorkville into shares of the Company's common stock. As consideration for the Pre-Paid Advance, immediately prior to, and substantially concurrently with, the closing of the Business Combination, QT Imaging issued to Yorkville that number of shares of QT Imaging which converted in the aggregate into 1,000,000 shares of the Company's common stock upon the completion of the Business Combination. In accordance with Accounting Standards Codification (“ASC”) 470-20, the proceeds of $10,000,000 were recorded between the promissory note and common stock less debt origination costs of $975,000, consisting of a $375,000 commitment fee for the SEPA and an original issue discount of 6% for the Yorkville Note, on a relative fair value basis. Expenses related to a structuring fee was $0 and $20,000 for the three and nine months ended September 30, 2024, respectively, and was included in other income (expense), net in the condensed consolidated statement of operations and comprehensive loss. As noted in Note 3, the Pre-Paid Advance contained Derivatives that were bifurcated and recorded a separate instrument. The initial value of the Derivatives of the $5,120,900 was recorded as a debt discount against the Pre-Paid Advance.
Under the terms of the original Yorkville Note, a “Trigger Event” shall occur if the daily VWAP is less than the Floor Price for five trading days during a period of seven consecutive trading days (a “Floor Price Trigger” and the last such day of such occurrence, a “Trigger Date”). If, at any time six months after the issuance of the Yorkville Note, a Trigger Event occurs, then the Company will be obligated to make monthly payments in an amount equal to the sum of (i) $1,500,000 of principal in the aggregate among all promissory notes issued to Yorkville (or the outstanding principal if less than such amount) (the “Triggered Principal Amount”), plus (ii) a payment premium of 5% in respect of such Triggered Principal Amount, and (iii) accrued and unpaid interest hereunder as of each payment date beginning on the 5th trading day after the Trigger Date and continuing on the same day of each successive calendar month to Yorkville pursuant to the terms of the Yorkville Note. However, in the event that the Company shall be required to make such cash payments to Yorkville under the Yorkville Note as a result of the occurrence of a Trigger Event, the Company shall be entitled upon written notice to Yorkville, to direct that Yorkville (i) if Yorkville has sold the Company Shares that it received upon the completion of the Merger to apply, in accordance with the terms of the Yorkville Note, up to 50% of Yorkville’s net sale proceeds of the Company Shares to satisfy, in part or in whole, the Triggered Principal Amount of such cash payments due to Yorkville or (ii) or if Yorkville has not sold the Company Shares, to apply up to 50% of the value of the Company Shares on such date the cash payment is due based on the VWAP as quoted by Bloomberg LP of the Company Shares as an offset of the Triggered Principal Amount of the cash payments due to Yorkville. The obligation of the Company to make monthly prepayments due to the occurrence of a Floor Price Triger shall cease (with respect to any payment that has not yet come due) if any time after the Trigger Date (a) the Company reduces the Floor Price to an amount that is at least 50% of the daily VWAP of the common stock or (b) the daily VWAP is greater than 110% of the Floor Price for a period of five consecutive trading days, unless a subsequent Trigger Event occurs. Furthermore, within one trading day of a Floor Price Trigger that remains after application of all amounts related to the Company Shares as described above, the Company shall reduce the Floor Price to an amount that is at least 50% of the daily VWAP of the common stock, and provide Yorkville written confirmation of such reduction of the Floor Price or be obligated to make the above monthly cash payments.
Following the effectiveness of the Registration Statement on Form S-1 that the Company filed to register the shares to be issued pursuant to the SEPA, the Floor Price for Yorkville was $0.8768 per share (See Note 16 for current Floor Price). For the first five trading days commencing after six months after the issuance of the Yorkville Note, which ended on September 11, 2024, the daily VWAP of the common stock was less than the Floor Price, and as a result, September 11, 2024 constitutes a Trigger Date, and on that Trigger Date, a Trigger Event occurred due to a Floor Price Trigger. Accordingly, on September 13, 2024, the Company made the initial payment due to Yorkville as a result of the Trigger Event that occurred on September 11, 2024 in an amount totaling $1,521,581, the calculation of which reflects a reduction to the Triggered Principal Amount by 50% of the net sale proceeds of the Company Shares by Yorkville following the closing of the Business Combination. The total payment of $1,521,581 comprised of $1,145,407 of principal, $318,904 of accrued interest, and $57,270 of 5% early payment premium. The Company recognized the 5% early payment premium as interest expense within the condensed consolidated statement of operations and comprehensive loss during the three and nine months ended September 30, 2024.
On September 26, 2024, the Company and Yorkville entered into an Omnibus Amendment (the “Omnibus Amendment”), pursuant to which the Company and Yorkville agreed to amend certain terms of the Yorkville Note to reduce the Company’s obligations resulting from the occurrence of the Trigger Event. Pursuant to the Omnibus Amendment, the maturity date of the Yorkville Note was extended approximately six months from June 4, 2025 to December 15, 2025. Further, the Omnibus Amendment acknowledges the Company’s obligation to make monthly payments to Yorkville in the amount of the Trigger Principal Amount due to the occurrence of the Trigger Event and revised the Yorkville Note to provide that no further monthly payments will be owed during the period beginning on the date of the Omnibus Amendment and ending on January 15, 2025. In exchange for this relief, beginning on January 15, 2025, and continuing on the same day of each successive calendar month until and including November 15, 2025, whether or not a Trigger Event has occurred and is continuing as of such dates, the Company will make monthly payments in an amount equal to $500,000 plus the payment premium of 5% plus accrued and unpaid interest under the Yorkville Note as of each such payment date. Such monthly payments will not be reduced or offset by any amount, including, but not limited to, any net sales proceeds of the Company Shares or any value of the Company Shares based on the VWAP as quoted by Bloomberg, LP. The Omnibus Amendment also provided that 100% of the proceeds of the sale of the remaining 400,000 Company Shares held at the time of entry into the Omnibus Amendment by Yorkville shall be retained by Yorkville and shall not be used to offset or reduce any amounts owed under the Yorkville Note, or to otherwise benefit the Company in any way. The Omnibus Amendment also provides that in the event that the Company’s common stock is delisted from trading on the Nasdaq Stock Market, Yorkville consents to the occurrence of such delisting from the Nasdaq Stock Market, if it is to happen, and that it will not constitute an Event of Default as defined per the Omnibus Amendment, provided that (i) the Company uses its best efforts to have its common stock relisted on the Nasdaq Stock Market as soon as possible and (ii) the Company’s common stock is listed on the OTC Markets’ OTCQX market tier within 30 days in the event that a delisting from the Nasdaq Stock Market occurs. The Omnibus Amendment was accounted for as a troubled debt restructuring, resulting in a prospective adjustment to the effective interest rate in accordance with ASC 470-60.
As of September 30, 2024, the outstanding amount of the Yorkville Note was $2,980,159 net of the unamortized debt discount of $5,874,434, and accrued interest of $24,744. Interest expense, including amortization of debt issuance costs, for the three and nine months ended September 30, 2024 was $1,244,332 and $2,431,398, respectively.
Cable Car Loan
In February 2024, GigCapital5 and QT Imaging entered into the Cable Car Loan with Cable Car, pursuant to which Cable Car agreed to advance $1,500,000 at the closing of the Business Combination, as was evidenced by the Loan, dated March 4, 2024, by and between QT Imaging and Cable Car. The Loan does not bear interest, and is due and payable 13 months after issuance, unless the time for payment is accelerated as a result of an event of default. As full compensation to Cable Car for the Loan to QT Imaging in lieu of any simple or in-kind interest on the Loan, QT Imaging issued to Cable Car that number of shares of QT Imaging which at the completion of the Business Combination would be converted in accordance with the terms of the Business Combination Agreement into 180,000 shares of the Company's common stock. In accordance with ASC 470-20, the proceeds of $1,500,000 were recorded between the promissory note and common stock less debt origination costs of $40,740, consisting of legal fees, on a relative fair value basis.
As of September 30, 2024, the outstanding amount of the Cable Car Loan was $1,247,374, net of unamortized issuance costs of $252,626. Interest expense, including amortization of debt issuance costs, for the three and nine months ended September 30, 2024 was $108,706 and $234,445, respectively.
Future principal payments on the long-term debt as of September 30, 2024 are as follows:

Year ending December 31:
2024 (remaining)	$32,718
2025	10,441,377
2026	9,197
Total payments	10,483,292
Less: Unamortized debt issuance costs	(6,127,060)
Less: Current maturities of long-term debt	(887,321)
Long-term debt	$3,468,911
Long-Term Debt
Paycheck Protection Program Loan
On February 24, 2021 and May 5, 2020, the Company received loans (“PPP Loans”) from US Bank in the amounts of $1,158,265 (“Loan 2”) and $1,158,266 (“Loan 1”), respectively, to fund payroll, rent and utilities through the Paycheck Protection Program (“PPP”). Original loan terms were revised by the PPP Flexibility Act of 2020. Under the terms of the PPP, up to 100% of the loan and related interest was forgivable if the proceeds were used for covered expenses and certain other requirements related to wage rates were met. For Loan 1, the Company applied for forgiveness on June 7, 2021, and received forgiveness of $873,151 in principal and $9,823 in interest from the Small Business Administration (“SBA”) on June 14, 2021. For Loan 2, the Company applied for forgiveness on November 9, 2021, and received forgiveness of $930,246 in principal and $6,822 in interest on November 15, 2021.
The remaining balance of Loan 1 of $285,115 is payable in monthly installments of $6,400, including interest at 1%, beginning August 5, 2021, with the final payment due May 5, 2025. As of December 31, 2023, the total principal outstanding under Loan 1 was $107,979, of which $76,058 was current and $31,921 was noncurrent. As of December 31, 2022, the total principal outstanding under Loan 1 was $183,273, of which $75,294 was current and $107,979 was noncurrent.
The remaining balance of Loan 2 of $228,019 is payable in monthly installments of $4,605, including interest at 1%, beginning December 27, 2021, with the final payment due February 27, 2026. As of December 31, 2023, the total principal outstanding under Loan 2 was $118,369, of which $54,308 was current and $64,061 was noncurrent. As of December 31, 2022, the total principal outstanding under Loan 2 was $172,132, of which $53,763 was current and $118,369 was noncurrent.
Interest expense for Loan 1 and Loan 2 for the years ended December 31, 2023 and 2022 was $3,004 and $4,305, respectively.
The SBA may undertake a review of a loan of any size during the six-year period following forgiveness or repayment of the loan. The review may include the loan forgiveness application, as well as whether the Company received the proper loan amount. The timing and outcome of any SBA review is not known.
Convertible Notes Payable
In June 2021, the Company entered into a convertible promissory note agreement (the “Note”) with USCG for advances of up to $10,000,000. Advances on the Note can be made to the Company up to six months after the inception of the Note unless extensions for advances to be made is mutually agreed between both parties. The Note bears interest at 12% per annum on any amounts drawn and matures on July 6, 2024. The Note is collateralized by all assets of the Company and is guaranteed by QT Labs. The terms of the Note include non-financial covenants and, as of December 31, 2023, the Company was in compliance with those covenants. Through December 31, 2023, the Company issued warrants in connection with the note to purchase a total of 14,854 shares of common stock which 10,329 shares are exercisable at a price of $4.25 per share and 4,525 shares are exercisable at a price of $4.00 per share. The fair value of the warrants, along with financing fees, were recorded as debt issuance costs and presented in the consolidated balance sheets as a deduction from the carrying amount of the Note.
The Note is convertible, at the Company’s option, before the Note matures upon the closing of a single transaction or a series of transactions with a minimum of $15,000,000 of cash proceeds raised in the aggregate. If elected, the conversion price would be 90% of the price per share in the qualified financing. Management assessed whether the embedded features in the Note should have been bifurcated from the debt host and concluded that none of the features required to be accounted for separately from the debt instrument.
In connection with the Fourth Amendment and issuance of the senior secured convertible promissory note to US Capital as part of the Bridge Loan (the “US Capital Note”), the outstanding loan balances of the Note of $2,495,000 with accrued interest of $635,854 was considered extinguished. The Company recorded $376,086 as a loss on extinguishment in other expenses in the consolidated statements of operations and comprehensive loss, and includes a commission paid of $20,000, remaining unamortized debt issuance costs on the Note of $32,828 and the fair value of warrants to purchase 60,329 shares of common stock of $156,505.
As of December 31, 2023, the total Note and US Capital Note balance was $3,294,659 net of unamortized debt issuance costs of $36,194, and accrued interest of $50,037. As of December 31, 2022, the outstanding amount of the Note was $2,426,263, net of unamortized debt issuance costs of $68,737. Interest expense, including amortization of debt issuance costs, for the years ended December 31, 2023 and 2022 was $340,758 and $326,255, respectively.
Bridge Loan
In November 2023, the Company entered into a Bridge Loan with the Bridge Lenders in aggregate amount of $1,000,000.
Each Bridge Loan of $200,000 bears no interest but has a cash option value at the date maturity of 120% or $240,000 of the Bridge Loan at each Bridge Lender’s option. Maturity date is the closing date of the Business Combination as defined in Note 1. The Bridge Loan conversion is at $2.00 per share on a post-business combination and, as of December 31, 2023, an aggregate of 1,369,255 shares of common stock would be issued if the entire Bridge Loan was converted.
As of December 31, 2023, the outstanding amount of the Bridge Loan, excluding the US Capital Note, was $774,337, net of unamortized debt issuance costs of $25,663. Interest expense from the amortization of debt issuance costs for the year ended December 31, 2023 was $21,592.
Future principal payments on the long-term debt as of December 31, 2023 are as follows:

Year ending December 31:
2024	$4,261,221
2025	86,784
2026	9,196
Total Payments	4,357,201
Less: Unamortized debt issuance costs	(61,857)
Less: Current maturities of long-term debt	(4,199,362)
Long-term debt	$95,982